Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events [Line Items]
SUBSEQUENT EVENTS
16.	SUBSEQUENT EVENTS

The Company has evaluated all events and transactions that occurred after September 30, 2024 through February 14, 2025 and determined that there have been no events that have occurred that would require adjustment to disclosures in the unaudited interim condensed consolidated financial statements except as disclosed below.

Nasdaq listing rules require listed securities to maintain a minimum bid price of $1.00 per share. On November 6, 2024, the Company received a written notice from Nasdaq (the “Bid Price Notice”) indicating that it was not in compliance with the $1.00 minimum bid price requirement set forth in Nasdaq Listing Rule 5450(a)(1) for continued listing. The Bid Price Notice does not result in the immediate delisting of the Company’s Common stock from the Nasdaq Capital Market. The Bid Price Notice indicated that the Company has 180 calendar days (or until May 5, 2025) in which to regain compliance. In the event the Company does not regain compliance by May 5, 2025, the Company may be eligible for an additional 180-calendar-day compliance period. There can be no assurance that the Company would be granted additional time to regain compliance following the initial 180-day period, if needed, or that the Nasdaq would grant a request by the Company for continued listing subsequent to any delisting notification.

BOLT THREADS, INC. [Member]
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

16. SUBSEQUENT EVENTS

The Company has evaluated subsequent events through February 14, 2025, which is the date the consolidated financial statements were available to be issued.

Convertible Notes

In February 2024, the Company issued to certain PIPE Subscribers convertible promissory notes (each, a “Second Bridge Convertible Note”) in the aggregate original stated principal amount of $4.9 million, including $1.4 million from related party. The Second Bridge Convertible Notes are subjected to the terms of the Bridge NPA (see Note 7 — Borrowings).

Concurrently with the execution of the Second Bridge Convertible Notes, the PIPE Subscribers, including the Sponsor, entered into the First Amendment to the Original PIPE Subscription Agreements (“2024 PIPE Subscription Agreements”) with GAMC. Pursuant to the 2024 PIPE Subscription Agreements, the proceeds from the Second Bridge Convertible Notes will count towards the commitments for the purchase of PIPE shares under the Original PIPE Subscription Agreements. Therefore, the total committed PIPE shares are reduced to 2,296,975 shares, including 656,499 shares from the Sponsor.

In April 2024, the Company and Ginkgo entered into the second amendment to the Ginkgo Note Purchase Agreement (the “Ginkgo Note Purchase Agreement Amendment No. 2”). Pursuant to the Ginkgo Note Purchase Agreement Amendment No. 2, the interest from the Ginkgo NPA Amendment effective date until the occurrence of the SPAC transaction shall be paid either entirely in cash or in kind by capitalizing and adding such accrued interest to the principal of the Amended Senior Notes at the option of the Company. In addition, upon the occurrence of the SPAC transaction, the Company shall prepay an aggregate principal amount of the Amended Senior Notes equal to the sum of (i) the product of (x) $250,000 and (y) the number of interest payments that were paid in kind, plus (ii) any accrued but unpaid interest amount.

Business Combination

In August 2024, the Company completed the Merger with GAMC. The business combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP, with GAMC treated as the acquired company and the Company treated as the accounting acquirer for financial reporting purposes. The business combination also qualifies as a liquidity event for the purposes of vesting the Company’s RSU awards. Upon the completion of the Merger, the Merger Sub merged with and into the Company, with the Merger Sub ceasing to exist and the Company surviving as a wholly owned subsidiary of GAMC. Each share of the Company’s common stock was exchanged for the post-combination company’s common stock based on the Combination Exchange Ratio. The Company’s outstanding share-based awards and warrants were automatically converted into share-based awards and warrants exercisable into the post-combination company common stock. In addition, GAMC changed its name to Bolt Projects Holdings, Inc.

PIPE Subscription Agreements

Upon the closing of the Merger in August 2024, the PIPE Subscribers purchased 464,801 PIPE shares for a total gross proceed of $4.6 million.

Conversion of Convertible Preferred Stock

Upon the closing of the Merger in August 2024, all outstanding convertible preferred stock are converted into shares of the Company’s common stock, which are then converted into the post-combination company’s common stock at the Combination Exchange Ratio.

Conversion of Convertible Notes

Upon the closing of the Merger, the principal balance and accrued interest of the Convertible Notes were converted into shares of post-combination company’s common stock.

Nasdaq Listing Status

Nasdaq listing rules require listed securities to maintain a minimum bid price of $1.00 per share. On November 6, 2024, Bolt Projects Holdings, Inc. received a written notice from Nasdaq (the “Bid Price Notice”) indicating that it was not in compliance with the $1.00 minimum bid price requirement set forth in Nasdaq Listing Rule 5450(a)(1) for continued listing. The Bid Price Notice does not result in the immediate delisting of Bolt Projects Holdings Inc.’s Common stock from the Nasdaq Capital Market. The Bid Price Notice indicated that Bolt Projects Holdings, Inc. has 180 calendar days (or until May 5, 2025) in which to regain compliance. In the event Bolt Projects Holdings, Inc. does not regain compliance by May 5, 2025, it may be eligible for an additional 180-calendar-day compliance period. There can be no assurance that Bolt Projects Holdings, Inc. would be granted additional time to regain compliance following the initial 180-day period, if needed, or that the Nasdaq would grant a request by Bolt Projects Holdings, Inc. for continued listing subsequent to any delisting notification.